Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income and Expense
Interest income Current accounts and deposits	€ 313	€ 763	€ 189
Current accounts and deposits	(129)
Interest on loans and borrowings	(1,911)	(1,083)	(810)
Net foreign exchange benefit/(loss)	(1,989)	722	(171)
Total	€ (3,716)	€ 402	€ (792)